Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for credit losses	$ 156	$ 114	$ 91
Tax credit carryforwards	0	13	24
Net operating loss carryforwards	59	69	92
Deferred tax assets, gross	215	196	207
Deferred tax liabilities
Deferred income tax liabilities (primarily lease basis differences)	(468)	(494)	(539)
Valuation allowance for deferred income tax assets	(9)	(9)	(8)
Deferred income tax on translation adjustment	(173)	(193)	(169)
Deferred income taxes, net	$ (435)	$ (500)	$ (509)